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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC

May 1, 2001

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street NW
Washington, DC 20549

Subj:  SBL Fund
       File Nos.:  2-59353 and 811-2753

Dear Sir/Madam:

In accordance  with the  provisions of Rule 497(j) under the  Securities  Act of
1933,  please  accept  this  letter as  certification  that the  Prospectus  and
Statement  of  Additional  Information  for SBL  Fund do not  differ  from  that contained in Post-Effective  Amendment No. 43. This Post-Effective Amendment was
filed electronically on April 12, 2001.

If  you  have  any  questions  concerning  this  filing,  please  contact  me at
(785) 431-3321.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Assistant Secretary
SBL Fund